SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected term	7 years	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 3.59	$ 4.98
Expected volatility	55.00%	57.80%
Risk-free interest rate	3.97%	2.50%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 3.8	$ 10
Expected volatility	56.00%	62.60%
Risk-free interest rate	4.10%	4.20%